Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by Nature [Abstract]
Schedule of Expenses by Function in the Statement of Income	The Group’s policy is to present expenses by function in the statement of income. Expenses by nature are disclosed below:
	2023	2022	2021
Cost of sales
Cost of inventories, raw materials and production inputs	(55,435,841)	(52,469,159)	(45,129,164)
Salaries and benefits	(7,641,355)	(6,951,628)	(6,178,825)
Depreciation and amortization	(1,873,776)	(1,649,450)	(1,445,850)
	(64,950,972)	(61,070,237)	(52,753,839)
Selling
Freight and selling expenses	(3,848,089)	(3,970,687)	(2,994,516)
Salaries and benefits	(302,395)	(242,342)	(179,489)
Depreciation and amortization	(63,990)	(62,188)	(57,037)
Advertising and marketing	(313,736)	(337,873)	(250,319)
Net impairment losses	(7,748)	(2,477)	(10,277)
Commissions	(58,376)	(66,122)	(60,117)
	(4,594,334)	(4,681,689)	(3,551,755)
	2023	2022	2021
General and administrative
Salaries and benefits	(1,247,927)	(1,297,972)	(1,117,757)
Fees, services purchased and general expenses(2)	(735,386)	(670,385)	(712,694)
Depreciation and amortization	(211,095)	(196,288)	(170,793)
DOJ – department of justice and Antitrust agreements(2)	(102,500)	(101,446)	(792,625)
Donations and social programs(1)	(18,166)	(22,891)	(18,278)
JBS Fund For The Amazon	—	(1,049)	(9,035)
	(2,315,074)	(2,290,031)	(2,821,182)

(1)      Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.

(2)      Includes additions, reversals and changes in estimates of legal expenses.

Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost	The following table provides a summary of PPC’s estimates of costs associated with these restructuring initiatives by major type of cost:
	Moy Park	Pilgrim’s Pride Ltd.	Pilgrim’s Food Masters	Total
Earliest implementation date	2022	2022	2022
Expected predominant completion date	2023	2023	2024

Costs incurred and expected to be incurred:
Employee-related costs	11,103	20,098	18,269	49,470
Asset impairment costs	4,709	—	4,224	8,933
Contract termination costs	248	—	358	606
Other exit and disposal costs(1)	6,245	6,638	6,323	19,206
Total exit and disposal costs	22,305	26,736	29,174	78,215

Costs incurred since earliest implementation date:
Employee-related costs	11,103	20,098	17,517	48,718
Asset impairment costs	3,476	—	4,141	7,617
Contract termination costs	248	—	—	248
Other exit and disposal costs(1)	6,245	5,654	6,323	18,222
Total exit and disposal costs	21,072	25,752	27,981	74,805

(1)     Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees

Schedule of PPC Recognized Expenses and Paid the Following Cash Related to Each Restructuring Initiative	As of December 31, 2023, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:
	2023
	Provisions	Expenses	Cash Outlays
Moy Park	2,788	1,747	7,719
Pilgrim’s Pride Ltd.	1,979	15,611	21,364
Pilgrim’s Food Masters	5,471	26,980	22,279
Total	10,238	44,338	51,362

Schedule of Asset Impairments is Reported in Property, Plant and Equipment	The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.
	2022	Restructuring charges incurred	Cash payments and disposals	Currency translation	2023
Severance	6,142	25,619	(28,363)	253	3,651
Asset impairment	2,391	4,058	(6,894)	445	—
Contract termination	922	1,109	(707)	273	1,597
Inventory adjustments	616	1,212	(1,498)	29	359
Employee retention benefits	—	2,799	(2,318)	76	557
Other charges	6,526	8,046	(10,087)	(411)	4,074
Other employee costs	—	1,495	(1,495)	—	—
Total	16,597	44,338	(51,362)	665	10,238